Provisions - Summary of Social Security Contributions on Share Options (Detail) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	£ 1,758
Ending balance	1,729	£ 2,261	£ 1,758
Current	31	334	309
Non-current	1,698	1,927	1,449
Social security contributions on share options [member]
Disclosure of other provisions [line items]
Beginning balance	104	842	842
Released	(73)	(722)	(738)
Ending balance	31	120	104
Current	£ 31
Non-current		£ 120	£ 104